Share-based payments (Details 1)	12 Months Ended
	Mar. 31, 2025 ₨ / shares	Mar. 31, 2024 ₨ / shares	Mar. 31, 2023 ₨ / shares
Disclosure of Share-based payments [Abstract]
Number of options, Opening balance	6,329,187	6,972,978	7,232,978
Number of options, Granted during the year	8,630,671	0	25,000
Number of options, Forfeited during the year	(1,426,246)	(146,700)	(192,000)
Number of options, Expired during the year	(11,420,954)	0	0
Number of options, Exercised during the year	(770,976)	(497,091)	(93,000)
Number of options, Closing balance	1,341,682	6,329,187	6,972,978
Number of options, Exercisable at the end of the year	1,043,802	5,183,587	5,584,478
Weighted average exercise price, Opening balance	₨ 90.12	₨ 92.6	₨ 87.82
Weighted average exercise price, Granted during the year	60.06	0	135.13
Weighted average exercise price, Forfeited during the year	60.06	90.12	89.64
Weighted average exercise price, Expired during the year	90.12	0	0
Weighted average exercise price, Exercised during the year	60.06	90.12	92.6
Weighted average exercise price, Closing balance	60.06	90.12	92.6
Weighted average exercise price, Exercisable at the end of the year	₨ 60.06	₨ 90.12	₨ 92.6